UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2006 (Unaudited)
Cullen High Dividend Equity Fund

	Shares	Value
COMMON STOCKS - 82.4%
Aerospace & Defense - 1.0%
Raytheon Co.	37,000	$1,696,080
Beverages - 2.4%
Diageo PLC - ADR (a)	65,800	4,173,694
Capital Markets - 5.9%
Allied Capital Corp.	160,200	4,902,120
UBS AG (a)	49,500	5,443,515
		10,345,635
Chemicals - 3.3%
The Dow Chemical Co.	70,800	2,874,480
PPG Industries, Inc.	44,600	2,825,410
		5,699,890
Commercial Banks - 12.2%
Australia & New Zealand Banking Group Ltd. - ADR (a)	43,100	4,091,052
Bank of America Corp.	77,500	3,529,350
Barclays PLC - ADR (a)	11,350	531,180
Compass Bancshares, Inc.	58,550	2,963,215
Regions Financial Corp.	146,450	5,150,647
Wachovia Corp.	90,900	5,094,945
		21,360,389
Construction Materials - 3.4%
Cemex S.A. de C.V. - ADR (a)	92,500	6,038,400
Diversified Financial Services - 8.2%
Alliancebernstein Holding Lp	81,400	5,392,750
Citigroup, Inc.	85,420	4,034,387
J.P. Morgan Chase & Co.	119,600	4,980,144
		14,407,281
Diversified Telecommunication Services - 6.3%
BellSouth Corp.	167,600	5,807,340
Verizon Communications, Inc.	155,100	5,282,706
		11,090,046
Electric Utilities - 5.0%
Cia Energetica de Minas Gerais - ADR (a)	42,580	1,936,113
Pinnacle West Capital Corp.	90,000	3,519,000
TECO Energy, Inc.	204,200	3,291,704
		8,746,817
Food Products - 5.9%
HJ Heinz Co.	127,300	4,827,216
Sara Lee Corp.	40,550	725,034
Unilever NV - ADR (a)	69,000	4,776,180
		10,328,430
Metals & Mining - 2.0%
Anglo American PLC - ADR (a)	181,160	3,545,301
National Commercial Banks - 1.0%
National Bank Canada (a)	32,050	1,752,548
Oil & Gas - 6.7%
ChevronTexaco Corp.	45,700	2,649,229
ConocoPhillips	21,950	1,386,142
PetroChina Co Ltd. - ADR (a)	30,500	3,200,975
Petroleo Brasileiro SA - ADR (a)	50,000	4,333,500
Total SA - ADR (a)	1,250	164,663
		11,734,509
Paper & Forest Products - 2.8%
Weyerhaeuser Co.	68,600	4,968,698
Pharmaceuticals - 7.1%
GlaxoSmithKline PLC - ADR (a)	94,300	4,932,833
Pfizer, Inc.	185,400	4,620,168
Schering-Plough Corp.	150,000	2,848,500
		12,401,501
Real Estate - 6.0%
BRE Properties	54,000	3,024,000
Equity Residential	36,050	1,686,779
Health Care Property Investors, Inc.	124,500	3,535,800
Healthcare Realty Trust, Inc.	60,300	2,254,014
		10,500,593
Sanitary Paper Products - 0.3%
Kimberly-Clark de Mexico SA de CV - ADR (a)	26,850	458,458
Telephone Communications - 1.0%
Telecom Corp of New Zealand Ltd - ADR (a)	67,550	1,845,466
Tobacco - 1.9%
Altria Group, Inc.	45,600	3,231,216
TOTAL COMMON STOCKS (Cost $131,422,808)		$144,324,952

CONVERTIBLE PREFERRED STOCK - 1.7%
Ford Motor Co. Capital Trust II	98,600	$2,962,930
TOTAL PREFERRED STOCKS (Cost $3,646,990)
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 15.0%
U.S. Treasury Bill - 14.7%
U.S. Treasury Bill, 4.0800%, due 04-06-2006	2,675,000	2,673,437
U.S. Treasury Bill, 3.9600%, due 04-13-2006	9,657,000	9,643,336
U.S. Treasury Bill, 4.0150%, due 04-20-2006	1,000,000	997,664
U.S. Treasury Bill, 4.2900%, due 04-27-2006	12,400,000	12,360,222
		25,674,659
Variable Rate Demand Notes# - 0.3%
American Family Financial Services, Inc., 4.469%	461,577	$461,577
Wisconsin Corporate Central Credit Union, 4.493%	84,933	84,933
		546,510
TOTAL SHORT TERM INVESTMENTS (Cost $26,221,168)		$26,221,169
Total Investments (Cost $161,290,966) - 99.1%		$173,509,051
Other Assets in Excess of Liabilities - 0.9%		1,491,034
TOTAL NET ASSETS - 100.00%		$175,000,085

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates shown are as of March 31, 2006.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$161,356,475
	Gross unrealized appreciation	15,508,083
	Gross unrealized depreciation	(3,355,508)
	Net unrealized appreciation	$12,152,575

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
March 31, 2006 (Unaudited)
Cullen International High Dividend Fund

	Shares	Value
COMMON STOCKS - 91.7%
Australia - 2.6%
Australia & New Zealand Banking Group Ltd. - ADR	450	$42,714
Qantas Airways Ltd.	25,300	64,117
St. George Bank Ltd.	1,450	32,014
		138,845
Bermuda - 1.9%
Tsakos Energy Navigation Ltd.	2,500	97,950
Brazil - 11.5%
Cia Energetica de Minas Gerais - ADR	2,750	125,042
Cia Siderurgica Nacional SA - ADR	2,900	91,118
Cia Vale do Rio Doce - ADR	1,850	89,780
Cpfl Energia SA - ADR	1,000	42,000
Petroleo Brasileiro SA - ADR	1,550	134,339
Sadia SA - ADR	560	15,182
Uniao de Bancos Brasileiros SA - ADR	1,450	107,170
		604,631
British Virgin Islands - 0.7%
NAM TAI Electronics, Inc.	1,550	35,510
Canada - 11.8%
Calloway Real Estate Investment Trust	4,000	90,765
Enerplus Resources Fund	3,300	166,452
Fording Canadian Coal Trust	960	36,470
Pengrowth Energy Trust	5,970	137,907
Primaris Real Estate Investment Trust	4,400	68,910
TimberWest Forest Corp.	9,550	115,383
		615,887
Chile - 0.9%
Inversiones Aguas Metropolitanas SA - ADR	2,300	47,302
(Acquired 02/17/2006, Cost $45,517) (a)(b)
China - 2.7%
PetroChina Co Ltd. - ADR	1,370	143,781
Egypt - 0.5%
Commercial International Bank	2,100	25,683
Finland - 2.1%
Nokia OYJ - ADR	5,250	108,780
Germany - 0.7%
Vivacon AG (a)	900	39,035
Hungary - 0.7%
Magyar Telekom Telecommunications PLC - ADR	1,600	34,864
India - 1.6%
ICICI Bank Ltd. - ADR	3,100	85,808
Italy - 2.3%
UniCredito Italiano SpA	16,350	118,190
Japan - 1.6%
Japan Retail Fund Investment Corp.	4	31,266
Nikko Cordial Corp.	3,000	49,702
		80,968
Malaysia - 1.8%
British American Tobacco Malaysia Bhd	3,800	43,849
Ioi Properties	22,000	47,786
		91,635
Mexico - 1.6%
Cemex SA de CV - ADR	1,050	68,544
Gruma SA de CV - ADR	600	6,960
Kimberly-Clark de Mexico SA de CV - ADR	420	7,171
		82,675
Netherlands - 9.2%
ABN AMRO Holding NV - ADR	4,350	129,978
Corio NV	1,300	83,891
Eurocommercial Properties NV	700	27,188
ING Groep NV - ADR	3,750	147,750
Unilever NV - ADR	1,020	70,604
Wereldhave NV	200	22,492
		481,903
New Zealand - 1.0%
Telecom Corp of New Zealand Ltd. - ADR	1,830	49,996
Norway - 0.4%
Telenor ASA	2,050	22,053
Poland - 0.4%
Polski Koncern Naftowy Orlen SA - ADR	580	21,020
Russian Federation - 1.1%
LUKOIL - ADR	700	58,240
Singapore - 8.9%
Ascendas Real Estate Investment Trust	16,000	21,487
Parkway Holdings Ltd.	71,000	108,092
Petra Foods Ltd. (a)	21,000	16,115
Sarin Technologies Ltd. (a)	157,000	106,879
Singapore Telecommunications Ltd.(a)	21,000	34,440
Tat Hong Holdings Ltd.	330,000	177,677
		464,690
South Africa - 2.9%
African Bank Investments Ltd.	2,000	9,771
Samsung Electronics Co., Ltd. - ADR	560	143,364
(Acquired 12/20/2005, Cost $150,168) (a)(b)		153,135
South Korea - 4.2%
Korea Electric Power Corp. - ADR (a)	4,900	105,840
KT&G Corp. - ADR	2,400	67,679
(Acquired 12/22/2005, Cost $60,436) (a)(b)
Lg Electronics Inc - ADR	1,800	45,850
(Acquired 12/20/2005, Cost $47,972) (a)(b)		219,369
Switzerland - 4.3%
Nestle SA - ADR	920	68,110
UBS AG	1,450	159,457
		227,567
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,400	104,624
Thailand - 1.4%
Rojana Industrial Park Pcl	217,000	75,357
United Kingdom - 9.5%
Barclays PLC - ADR	3,000	140,400
Diageo PLC - ADR	2,800	177,604
GlaxoSmithKline PLC - ADR	1,650	86,311
Vodafone Group PLC - ADR	4,500	94,050
		498,365
United States - 1.4%
Southern Copper Corp.	860	72,653

TOTAL COMMON STOCKS (Cost $4,680,681)		$4,800,516
Total Investments (Cost $4,680,681) - 91.7%		$4,800,516
Other Assets in Excess of Liabilities - 8.3%		434,270
TOTAL NET ASSETS - 100.0%		$5,234,786

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	144(A) Security

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$4,680,681
	Gross unrealized appreciation	220,484
	Gross unrealized depreciation	(100,649)
	Net unrealized appreciation	$119,835

* The Fund commenced operations on December 15, 2005. Because tax adjustments are calculated annually at the Fund's fiscal year end, the above table reflects no tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title) /s/James P. Cullen
James P. Cullen, President

Date   May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/James P. Cullen
James P. Cullen, President

Date   May 30, 2006

By (Signature and Title)* /s/Brenda S. Pons
Brenda S. Pons, Treasurer

Date   May 30, 2006